Summary of Significant Accounting Policies - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair value
Impairment of equity method investments	¥ 0		¥ 4,559	¥ 0
Impairment losses related to equity investments without readily determinable fair values		$ 0	¥ 21,769	¥ 0
Foreign exchange forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current		Other Liabilities, Current
Significant other observable inputs (Level 2) | DCN/DCD and interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 299,106		¥ 835,896
Significant other observable inputs (Level 2) | Wealth management products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	3,279,813		4,077,716
Long-term investments	69,629		1,653,276
Significant other observable inputs (Level 2) | Foreign exchange option contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities recorded within other current liabilities	44,521		31,155
Significant other observable inputs (Level 2) | Foreign exchange forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities recorded within other current liabilities	¥ 13,967		¥ 1,754